UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

 (Address of Principal Executive Offices)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

GLOBAL TACTICAL FUND

Institutional Class Ticker: GIVYX

ANNUAL REPORT

SEPTEMBER 30, 2020

COLLABORATIVE INVESTMENT SERIES TRUST

1-800-869-1679

www.greenwichivyfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.greenwichivyfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SHAREHOLDER LETTER

SEPTEMBER 30, 2020 (UNAUDITED)

Greenwich
Ivy
Capital LLC

GIVYX

The Global Tactical Fund (GIVYX)
Fiscal Year End, September 30, 2020

Important Disclosures: GIVYX’s Total Annual Fund Operating Expenses before waiver are 2.20%. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund expenses (excluding brokerage costs, underlying fund expenses, borrowing costs such as (a) interest and (b) dividends on securities sold short, taxes, and extraordinary expenses) to 1.85%, with said provision set to expire on May 31, 2021.

Past performance does not guarantee future results. Loss of principal is possible. Investment returns and principal value of an investment in GIVYX will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For up-to-date performance information, please contact the Fund’s transfer agent at 1-800-869-1679.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2020 (UNAUDITED)

A YEAR TO REMEMBER

The Global Tactical Fund (the “Fund”), ticker symbol GIVYX, commenced operations on December 4th, 2019. The fiscal year for the Fund concludes on September 30th every year, and therefore this is the first fiscal year-end shareholder letter for the Fund.

Thus far, 2020 has proven to be an anomalous year. The exogenous events that have affected the global equity market have clearly been “out of left field”, primary among which is the emergence of the novel Coronavirus and the subsequent stopping of the engine of the world because of it. But equally surprising, we would argue, has been the reaction of the stock market to the Virus’ occurrence.

While employment, global economic output, and consumer & investor confidence are still impaired, many equity indices, at least at the aggregate level, are back at all-time highs. In fact, some indices such as the NASDAQ have registered a YTD total return of over 25% (as of 09/30/2020).

When we look beyond the index aggregates and peer deeper into index constituents, the performance of the equity universe is quite a bit more varied – which compounds the complexity of the overall picture. For instance, while the NASDAQ is up over 25% YTD, the Russell 2000 is down almost 9% YTD. A similar divergence is found between the performance of ‘growth’ and ‘value’ stocks, between ‘United States’ and ‘non-U.S.’ equities, and between ‘cash-rich’ and ‘debt-laden’ companies.

To an extent, these diverging price returns are a reflection of divergent underlying fundamentals. The technology heavy NASDAQ actually benefits from economic shutdowns and the migration of economic activity to the internet, and for the same reason the ‘real-world’ heavy Russell 2000 has suffered. However, there is another factor that is even more significant in explaining these differential returns between the various parts of the stock market, which is a point we will touch upon in the second part of this letter.

GIVYX PERFORMANCE

During the Fund’s first year of operation, particularly given the risk-fraught nature of the external environment, we have emphasized capital preservation. During Q1 2020, the Fund was down about 11%, while the MSCI ACWI ETF (ACWI) was down over 21%. We repositioned the Fund very quickly and significantly in Q1 to preempt a more substantial drawdown. In the throes of the March economic shutdowns there was a real possibility that the crisis would snowball to the downside, thus impairing global economic output and equity market prices for a long time to come.

While we covered many of our hedges and added to long exposure around the March market bottom, we continued our cautious positioning into Q2, with several hedges still in place. In fact, as the market continued to rally in Q2 we added to our short book, and even reached a net-neutral and at times a net-short stance in our portfolio positioning during the quarter.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2020 (UNAUDITED)

In hindsight, such caution has proven to be unnecessary, as the broad equity indices (SPY, QQQ, etc.) have now exceeded their January 1 levels. The reasons for this stock market recovery (at least at the aggregate level) are twofold. Firstly, governments across the world have chipped in with fiscal intervention, and have thereby ‘made-whole’ individual income & spending power with direct transfers to citizens.

Secondly, and more importantly (and this is the point that we were referring to in the first part of this letter), Central Banks across the world have drastically lowered short-term rates and have in fact directly supported price levels in fixed income markets (and have therefore indirectly supported equity market price levels as well).

This drastic lowering of short-term rates, and the corresponding downward shift of interest rate curves, has had a very beneficial impact on equity valuation levels, as represented by Price/Earnings or EV/Sales multiples. It has been particularly favorable for ‘growth’ assets, where most of the cash flows occur in the ‘out years’, and the present value of these ‘out year’ cash flows benefits most significantly from a lower cost of capital. An equity multiple expansion for lower/negative growth ‘value’ assets is also implied, but not to the same extent as for ‘growth’ assets.

We have taken advantage of this escalation of equity multiples in our long book. In fact, our long book has vastly outperformed the broad indices (SPY, ACWI). However, our ramping up of our short positions, when the S&P 500 rallied towards positive YTD territory in Q2, has cost us performance points.

Year to date through September 30th, 2020, the Fund is down 3.7%, while the MSCI ACWI ETF (ACWI) is up 1.6% and the S&P 500 ETF (SPY) is up 5.3%. The Equal Weight S&P 500 ETF (RSP), which is more representative of the median stock return of the equity universe, is down 5.2%.

The Federal Reserve (the “Fed”) continues to insist that it will keep short-term rates low for the foreseeable future. Going beyond short-term rates, the Fed can also push down the long-end of the curve through ‘yield curve control’, though the Fed has so far not explicitly embraced this mechanism. Whatever the decisions of the Fed may be going forward, one thing is for certain: Artificially keeping the cost of capital below its natural equilibrium rate for an extended period of time will lead to a further escalation in equity multiples. It will also inevitably lead to the occurrence of dangerous stock market bubbles, which will in due time inevitably burst.

TO 2021 AND BEYOND

We believe that this is a particularly opportune, but also a particularly delicate, time to be running a long-short equity fund. Equity returns will be determined by economic fundamentals of course, but perhaps equally, they will be shaped by what happens to Central Bank rates and the cost of capital. In the face of ever-increasing equity multiples, it is difficult (and perhaps unnecessary) to be overly hedged. But by the same token,

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2020 (UNAUDITED)

market regimes can change quickly, and caution is warranted at all-time high levels in the broad market indices.

While we are not very sanguine about overall index levels, we believe that there is tremendous opportunity in equity markets beneath the surface. Our caution in positioning the portfolio in 2020 thus far has allowed us to avoid much of the drawdown into March, but it has also cost us performance points coming out of the March market bottom. When faced with a choice between preserving capital or chasing speculative market multiples, we will, as we have in 2020 and will again in the future, choose prudent capital preservation, particularly against a fragile macroeconomic and geopolitical backdrop. And when the setting is favorable, we will equally pursue opportunities to grow our shareholder capital for long-term wealth appreciation.

As we write this, on November 9th, 2020, news has just emerged of a novel vaccine to counter the novel Coronavirus. This vaccine promises to be “90% effective” and, if broadly distributed, can change the narrative and trajectory of this pandemic – and therefore the trajectory of equity market returns going into 2021.

In fact, we would argue, it is possible that the broad market indices will fall in 2021, while parts of the market go up substantially – which is a point that we will leave to our next shareholder letter. This is precisely the kind of environment that the Global Tactical Fund (GIVYX) is designed to take advantage of.

If you would like to learn more about our investment philosophy and positioning, please email us at Info@GreenwichIvy.com or call us at (646) 360-0204. You can invest with us under the ticker symbol GIVYX on most major brokerage platforms. We look forward to preserving and growing the equity capital of our shareholders in the years to come.

Sincerely, and stay safe,

Chetan Jindal

Chief Investment Officer

IMPORTANT DISCLOSURES: Mutual fund investing involves risk. Such risks associated with GIVYX, as well as applicable investment objectives, charges, and expenses, must be considered carefully before investing. This and other important information about GIVYX are found in the Prospectus, a copy of which, as well as current performance information, may be obtained by contacting Mutual Shareholder Services toll free at 1-800-869-1679. We encourage you to read the Prospectus carefully before investing.

Arbor Court Capital, LLC serves as the Distributor for the Fund and is a member of FINRA and SIPC.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2020 (UNAUDITED)

 TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2020

FUND/INDEX	3 Month	SINCE INCEPTION*
Global Tactical Fund – Institutional Class	6.62%	-3.30%
S&P 500 Total Return Index	8.93%	9.73%

* Inception date is December 4, 2019 for Global Tactical Fund - Institutional Class.

Cumulative Performance Comparison of $10,000 Investment Since Inception

The S&P 500 Index is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Investors cannot invest directly in an index.

The Fund's total annual operating expenses per this Annual Report before fee waivers are 4.32% for Institutional Class. After fee waivers, the Fund's total annual operating expenses are 3.30% for Institutional Class.

This chart assumes an initial investment of $10,000 made on the closing of December 4, 2019 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Healthcare
0.16%
Industrials
10.91%
Money Market
Fund
1.17%
Financial Services
13.46%
Real Estate
Investment Trusts
11.66%
Exchange Traded
Fund
0.07%
Consumer
Defensive
0.99%
Technology
9.07%
Basic Materials
1.32%
Consumer Cyclical
33.90%
Communication
Services
17.29%

Sectors are categorized using Morningstar® classifications.

Excludes securities sold short.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020

Shares		Fair Value

COMMON STOCKS - 91.42%

Air Courier Services - 1.87%
1,134	FedEx Corp. (a)	$ 285,224

Air Transportation, Scheduled - 0.08%
100	Allegiant Travel Co. (a)	11,980

Aircraft - 2.81%
2,600	Boeing Co. (a)	429,676

Aircraft & Parts - 3.30%
14,000	Textron, Inc. (a)	505,260

Aircraft Part & Auxiliary Equipment - 1.55%
500	TransDigm Group, Inc. (a)	237,560

Commercial Banks - 3.87%
15,460	ABN AMRO Bank NV ADR	129,630
47,000	ICICI Bank Ltd. ADR (a)	462,010
		591,640
Communication Services - 0.73%
12,000	Gogo, Inc. (a) *	110,880

Financial Services - 5.75%
3,000	American Express Co. (a)	300,750
152,300	ECN Capital Corp. (Canada)	578,518
		879,268
Footwear (No Rubber) - 0.20%
1,000	Skechers U.S.A., Inc. Class A (a) *	30,220

Guided Missiles & Space Vehicles & Parts - 0.12%
50	Lockheed Martin Corp. (a)	19,164

Hotels & Motels - 6.84%
3,650	Marriott International, Inc. Class A (a)	337,917
23,000	Wyndham Destinations, Inc. (a)	707,480
		1,045,397
Hotels, Rooming House, Camps & Other Lodging Places - 4.31%
31,400	Hilton Grand Vacations, Inc. (a) *	658,772

Leather & Leather Products - 1.23%
12,000	Tapestry, Inc. (a)	187,560

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2020

Shares		Fair Value

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.39%
900	Martin Marietta Materials, Inc. (a)	$ 211,824

Motor Vehicles & Passenger Car Bodies - 4.54%
2,000	Daimler AG (Germany)	107,941
64,546	Tata Motors Ltd. ADR (a) *	586,723
		694,664
National Commercial Banks - 2.31%
15,000	Wells Fargo & Co. (a)	352,650

Non-Trading Company - 1.89%
439,133	Aston Martin Lagonda Global Holdings PLC ADR *	288,795

Operative Builders - 0.13%
5	NVR, Inc. (a) *	20,416

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.09%
20	Intuitive Surgical, Inc. (a) *	14,191

Personal Credit Institutions - 0.06%
2,000	LendingClub Corp. (a) *	9,420

Retail - Apparel & Accessory Stores - 3.47%
19,000	Industria de Diseno Textil SA (Spain) *	530,150

Retail - Eating & Drinking Places - 0.48%
1,000	Shake Shack, Inc. Class A (a) *	64,480
100	Starbucks Corp. (a)	8,592
		73,072
Retail - Eating Places - 0.79%
1,320	Yum Brands, Inc. (a)	120,516

Retail - Grocery Stores - 0.90%
3,500	Grocery Outlet Holdings Corp. (a) *	137,620

Retail - Jewelry Stores - 0.38%
500	Tiffany & Co. (a)	57,925

Retail - Miscellaneous Retail - 2.44%
25,734	The RealReal, Inc. (a) *	372,371

Retail - Retail Stores - 3.66%
400	JD.com, Inc. ADR (a) *	31,044
2,359	Ulta Beauty, Inc. (a) *	528,369
		559,413

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2020

Shares		Fair Value

Retail - Variety Stores - 0.10%
100	Target Corp. (a)	$ 15,742

Security Brokers, Dealers & Flotation Companies - 1.18%
4,600	TD Ameritrade Holding Corp. (a)	180,090

Semiconductors & Related Devices - 2.26%
3,500	Applied Materials, Inc. (a)	208,075
4,000	Kulicke & Soffa Industries, Inc. (Singapore) (a)	89,600
600	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (a)	48,642
		346,317
Services - Advertising - 0.07%
1,000	ANGI Homeservices, Inc. Class A (a) *	11,095

Services - Business Services - 2.60%
500	FarFetch Ltd. (United Kingdom) Class A (a) *	12,580
15,900	Limelight Networks, Inc. (a) *	91,584
9,407	Trip.com Group Ltd. ADR (a) *	292,934
		397,098
Services - Computer Integrated Systems Design - 0.97%
60,253	ASA International Group PLC (United Kingdom) *	147,768

Services - Computer Programming, Data Processing, Etc. - 19.69%
928	Facebook, Inc. Class A (a) *	243,043
6,300	GAN Ltd. *	106,470
80	Livongo Health, Inc. (a) *	11,204
28,901	Pinterest, Inc. Class A (a) *	1,199,681
15,172	TripAdvisor, Inc. Class A (a) *	297,220
25,000	Twitter, Inc. (a) *	1,112,500
400	Zendesk, Inc. *	41,168
		3,011,286
Services - Employment Agencies - 0.86%
4,550	Korn Ferry (a)	131,950

Services - Help Supply Services - 0.39%
923	Insperity, Inc. (a)	60,447

Services - Miscellaneous Business Services - 0.10%
100	Sea Ltd. ADR (a) *	15,404

Services - Motion Picture & Video Tape Distribution - 0.53%
37,000	Eros International PLC Class A (a) *	81,770

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2020

Shares		Fair Value

Services - Prepackaged Software - 2.16%
1,100	Alteryx, Inc. Class A *	$ 124,905
600	Hubspot, Inc. (a) *	175,338
1	ServiceNow, Inc. (a) *	485
100	Salesforce.com, Inc. (a) *	25,132
100	Smartsheet, Inc. Class A *	4,942
		330,802
Software & Tech Services - 4.22%
11,000	Amadeus IT Group SA (Spain)	613,729
2,789	Cyan AG (Germany) *	31,749
		645,478
Transportation Services - 1.06%
6,000	MakeMyTrip Ltd. Class A (India) (a) *	92,160
823	XPO Logistics, Inc. (a) *	69,675
		161,835
Wines, Brandy & Brandy Spirits - 0.04%
1,000	Naked Wines PLC ADR	5,679

TOTAL COMMON STOCKS (Cost $10,945,179) - 91.42%		13,978,389

EXCHANGE TRADED FUNDS - 0.08%
300	VanEck Vectors Gold Miners ETF (a)	11,748
TOTAL EXCHANGE TRADED FUND (Cost $10,131) - 0.08%		11,748

REAL ESTATE INVESTMENT TRUSTS - 12.24%
100	Belpointe REIT, Inc. (a) *	10,010
100	Boston Properties, Inc. (a)	8,030
47,000	Kimco Realty Corp. (a)	529,220
1,000	Simon Property Group, Inc. (a)	64,680
45,900	Store Capital Corp. (a)	1,259,037
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,653,108) - 12.24%		1,870,977

MONEY MARKET FUND - 1.22%
187,098	First American Treasury Obligations Fund Class X 0.06% **	187,098
TOTAL MONEY MARKET FUND (Cost $187,098) - 1.22%		187,098

INVESTMENTS IN SECURITIES, AT VALUE (Cost $12,795,516) - 104.96%		16,048,212

LIABILITIES LESS OTHER ASSETS - (4.96)%		(758,535)

NET ASSETS - 100.00%		$ 15,289,677

(a) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $13,325,652.

* Non-income producing securities during the period.

**Variable rate security; the rate shown represents the yield at September 30, 2020.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2020

Shares		Fair Value

COMMON STOCKS * - (25.47)%

Bottled & Canned Soft Drinks Carbonated Waters - (0.94)%
(1,800)	Monster Beverage Corp.	$ (144,360)

Crude Petroleum & Natural Gas - (0.25)%
(1,000)	RWE AG (Germany)	(37,493)

Cutlery, Handtools & General Hardware - (0.29)%
(300)	Snap-On, Inc.	(44,139)

Electronic & Other Electrical Equipment (No Computer Equip) - (1.17)%
(1,800)	Peloton Interactive, Inc. Class A	(178,632)

Hospital & Medical Service Plans (2.78)%
(500)	Anthem, Inc.	(134,295)
(400)	Humana, Inc.	(165,556)
(400)	UnitedHealth Group, Inc.	(124,708)
		(424,559)
Laboratory Analytical Instruments - (0.90)%
(700)	Waters Corp.	(136,976)

Lumber & Wood Products (No Furniture) - (1.50)%
(3,200)	Trex Co., Inc.	(229,120)

Motor Vehicles & Passenger Car Bodies - (1.42)%
(505)	Tesla, Inc.	(216,650)

Ophthalmic Goods - (0.88)%
(400)	Cooper Cos., Inc.	(134,848)

Ordnance & Accessories (No Vehicles/Guided Missiles) - (1.07)%
(1,800)	Axon Enterprise, Inc.	(163,260)

Retail - Auto Dealers & Gasoline Stations - (1.17)%
(800)	Carvana Co. Class A	(178,448)

Retail - Eating Places - (2.09)%
(1,400)	Papa John's International, Inc.	(115,192)
(1,500)	Wingstop, Inc.	(204,975)
		(320,167)
Retail - Family Clothing Stores - (0.16)%
(450)	The TJX Cos., Inc.	(25,042)

Retail - Retail Stores - (0.65)%
(3,972)	1-800-Flowers.com, Inc. Class A	(99,062)

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

SEPTEMBER 30, 2020

Shares		Fair Value

Services - Computer Integrated Systems Design - (0.99)%
(2,100)	Cerner Corp.	$ (151,809)

Services - Computer Programming, Data Processing, Etc. - (2.45)%
(798)	Zoom Video Communications, Inc. Class A	(375,148)

Services - Educational Services - (0.00)%
(1)	GSX Techedu, Inc.	(90)

Services - Prepackaged Software - (1.71)%
(1)	BigCommerce Holdings, Inc. Series 1	(83)
(1,300)	Citrix Systems, Inc.	(179,023)
(80)	Shopify, Inc.	(81,838)
		(260,944)
Services - To Dwellings & Other Buildings - (1.06)%
(3,000)	Rollins, Inc.	(162,570)

Specialty Cleaning, Polishing and Sanitation Preparations - (1.24)%
(900)	Clorox Co.	(189,153)

Surgical & Medical Instruments & Apparatus - (2.75)%
(1,900)	Nevro Corp.	(264,670)
(750)	Stryker Corp.	(156,277)
		(420,947)

TOTAL COMMON STOCKS SOLD SHORT (Cost $3,177,014) - (25.47)%		(3,893,417)

EXCHANGE TRADED FUNDS * - (29.58)%
(10,628)	Invesco QQQ Trust Series 1	(2,952,884)
(4,500)	iShares Russell 2000 ETF	(674,055)
(1,597)	SPDR® S&P 500 ETF	(534,819)
(8,449)	WisdomTree Cloud Computing ETF	(361,026)
TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $4,503,355) - (29.58)%		(4,522,784)

REAL ESTATE INVESTMENT TRUST * - (0.04)%
(202)	Taubman Centers, Inc.	(6,725)
TOTAL REAL ESTATE INVESTMENT TRUST SOLD SHORT (Cost $9,807) - (0.04)%		(6,725)

TOTAL SECURITIES SOLD SHORT (Proceeds $7,690,176) - (55.09)%		$ (8,422,926)

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2020

Assets:
Investments in Securities at Value (Cost $12,795,516)	$ 16,048,212
Cash	141,458
Foreign Currency at Value (Cost $52,324)	56,317
Deposit with Broker for Securities Sold Short	7,645,077
Receivables:
Dividends and Interest	16,388
Portfolio Securities Sold	3,026,312
Shareholder Subscriptions	3,257
Prepaid Expenses	20,182
Total Assets	26,957,203
Liabilities:
Securities Sold Short, at Value (Proceeds $7,690,176)	8,422,926
Payables:
Portfolio Securities Purchased	3,210,682
Due to Adviser	8,733
Fund Shares Redeemed	1,371
Administrative Fees	4,406
Trustee Fees	353
Transfer Agent and Accounting Fees	2,477
Accrued Expenses	16,578
Total Liabilities	11,667,526

Net Assets	$ 15,289,677

Net Assets Consist of:
Paid In Capital	$ 14,666,795
Distributable Earnings (Deficit)	622,882
Net Assets, for 1,581,317 Shares Outstanding	$ 15,289,677

Institutional Class Shares
Net Assets	$ 15,289,677
Shares of beneficial interest outstanding	1,581,317
Net asset value per share	$ 9.67

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

STATEMENT OF OPERATIONS

For the period (a) ended September 30, 2020

Investment Income:
Dividends (net of foreign taxes of $1,305)	$ 117,456
Interest	1,437
Total Investment Income	118,893

Expenses:
Advisory fees	129,536
Audit fees	12,412
Custody	15,508
Legal fees	14,198
Transfer Agent fees	20,977
Administrative fees	30,225
Servicing Account fees	8,331
Registration fees	4,705
Trustee fees	683
Insurance fees	832
Other expenses	5,921
Dividend expense	47,461
Interest expense	79,899
Printing and Mailing fees	4,596
Total Expenses	375,284
Less fees waived and expenses reimbursed by Advisor	(88,164)
Net Expenses	287,120

Net Investment Loss	(168,227)

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short and Foreign Currencies:
Realized Gain on Investments	1,746,819
Realized Loss on Securities Sold Short	(3,473,813)
Realized Gain on Foreign Currencies	(5,989)
Net Change in Unrealized Appreciation on Investments	3,252,696
Net Change in Unrealized Depreciation on Securities Sold Short	(732,750)
Net Change in Unrealized Appreciation on Foreign Currencies	3,993
Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short and Foreign Currencies	790,956

Net Increase in Net Assets Resulting from Operations	$ 622,729

(a) The Fund commenced investment operations on December 4, 2019.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended*
9/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (168,227)
Net Realized Loss on Investments, Securities Sold Short and Foreign Currency Transactions	(1,732,983)
Unrealized Appreciation on Investments, Securities Sold Short, and Foreign Currency Translation	2,523,939
Net Increase in Net Assets Resulting from Operations	622,729

Capital Share Transactions
Institutional Class	14,666,948
Net Increase in Net Assets from Capital Share Transactions	14,666,948

Total Increase in Net Assets	15,289,677

Net Assets:
Beginning of Period	-

End of Period	$ 15,289,677

* For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Period
	Ended (a)
	9/30/2020

Net Asset Value at Beginning of Period	$ 10.00

Loss From Investment Operations:
Net Investment Loss *	(0.15)
Net Loss on Securities (Realized and Unrealized)	(0.18)
Total from Investment Operations	(0.33)

Net Asset Value at End of Period	$ 9.67

Total Return **	(3.30)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,290
Ratio of Expenses to Average Net Assets
Before Reimbursement (d)(f)	4.32%	(b)
After Reimbursement (d)(f)	3.30%	(b)
Ratio of Net Investment Loss to Average Net Assets
After Reimbursement (d)(e)	(1.94)%	(b)
Portfolio Turnover	121.41%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

(b) Annualized.

(c) Not annualized.

(d) Includes dividends and interest expense on securities sold short of 1.45% for the period December 4, 2020 (commencement of investment operations) through September 30, 2020.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

1.  ORGANIZATION

The Global Tactical Fund (the “Fund”) is a non-diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), established under the laws of Delaware.  The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with nineteen additional series are currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on December 4, 2019. The Board has authorized one class of shares: Institutional Class. See Note 4 to the financial statements for further information regarding the fees for the Institutional Class of shares offered by the Fund. The Fund’s investment adviser is Greenwich Ivy Capital LLC (the “Adviser”).

The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined by the Financial Accounting Standards Board (“FASB”), the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: Investment transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2020

income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2020 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period December 4, 2019 (commencement of investment operations) through September 30, 2020, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2020

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FOREIGN TAXES:  The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2020

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2020

trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2020

The following table presents information about the Fund’s investments measured at fair value as of September 30, 2020, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 13,978,389	$ -	$ -	$ 13,978,389
Exchange Traded Funds	11,748	-	-	11,748
Real Estate Investment Trusts	1,870,977	-	-	1,870,977
Money Market Fund	187,098	-	-	187,098
Total	$ 16,048,212	$ -	$ -	$ 16,048,212

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks Sold Short *	$ 3,893,417	$ -	$ -	$ 3,893,417
Exchange Traded Funds Sold Short	4,522,784	-	-	4,522,784
Real Estate Investment Trust Sold Short	6,725	-	-	6,725
Total	$ 8,422,926	$ -	$ -	$ 8,422,926

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments and Schedule of Securities of Securities Sold Short.

The Fund did not hold any Level 3 securities during the period presented.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:   During the period December 4, 2019 (commencement of investment operations) through September 30, 2020, the Fund had a management agreement with Greenwich Ivy Capital LLC.  The Adviser is a Delaware limited liability company formed in 2018.

Pursuant to a management agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through May 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2020

During the period December 4, 2019 (commencement of investment operations) through September 30, 2020, the Adviser earned $129,536 in advisory fees and waived advisory fees of $88,164.  As of September 30, 2020, the Fund owed the Adviser $8,733.

The Adviser has the ability to recoup previously waived fees or expenses in accordance with the Expense Limitation Agreement as follows:

Fiscal Year End	Expiration	Amount
September 30, 2020	September 30, 2023	$88,164

ADMINISTRATOR AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an administration agreement with Collaborative Fund Services, LLC (“CFS”) to provide administration and compliance services to the Funds. For the services CFS provides under the administration agreement, CFS receives an annual fee of 0.35% of each Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee.  For the period December 4, 2019 (commencement of investment operations) through September 30, 2020 CFS earned $30,225.  At September 30, 2020 the Fund owed CFS $4,406.

CFS has an administration agreement with Empirical Administration, LLC (“Empirical”) which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services (“MSS”).  Mr. Pokersnik also serves as an officer of the Trust.  See the Trustee & Officer table for more information.

TRANSFER AGENT AND FUND ACCOUNTANT: Brandon Pokersnik, the Fund’s CCO and Secretary is an employee of MSS, the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and securities sold short, for the period December 4, 2019 (commencement of investment operations) through September 30, 2020, were as follows:

Purchases	$ 23,500,159
Sales	$ 12,638,562

Purchases and sales of securities sold short aggregated $43,030,310 and $47,246,673, respectively.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2020

6.  CAPITAL SHARE TRANSACTIONS

At September 30, 2020, there were unlimited shares authorized at no par value for the Fund. Transactions in capital for the period December 4, 2019 (commencement of investment operations) through September 30, 2020 were as follows:

	December 4, 2019 (commencement of investment operations) through September 30, 2020
	Shares	Amount
Shares Sold	2,137,735	$19,726,194
Shares Redeemed	(556,418)	(5,059,246)
Net Increase	1,581,317	$14,666,948

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.  TAX MATTERS

For federal income tax purposes, the net cost of investments and proceeds from securities sold short at September 30, 2020 is $5,269,677. Cost and proceeds from long and short holdings are $12,847,840 and $(7,578,163), respectively. As of September 30, 2020, the gross unrealized appreciation on a tax basis totaled $3,612,212 and the gross unrealized depreciation totaled $1,200,286 for a net unrealized appreciation of $2,411,926. The portions of net unrealized appreciation that is from long and short holdings are $3,256,689 and $(844,763), respectively.

The differences between book and tax cost are wash sales, short dividend expense, and dividends treated as return of capital for tax purposes.

As of September 30, 2020 the components of distributable earnings on a tax basis were as follows:

Capital loss carryforwards

              $      (1,610,889)

Late year loss deferral

                                         (178,155)

Net unrealized appreciation

        2,411,926

Total

$         622,882

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2020

As of September 30, 2020, the Fund has capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Short-term non-expiring	$ 1,610,889
Total	$ 1,610,889

The Fund has recorded a reclassification in the capital accounts. As of September 30, 2020, the Fund reclassified permanent book/tax differences of $153 from distributable earnings to paid-in-capital due to a net operating loss forfeiture. This reclassification has no impact on the NAV of the Fund.

No distributions were paid for the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act.  As of September 30, 2020, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 98% of the voting securities of the Fund and may be deemed to control the Fund.

10.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

11. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2020

may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure or recognition.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING

To the Shareholders of Global Tactical Fund and

Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Global Tactical Fund (the “Fund”), a series of Collaborative Investment Series Trust, as of September 30, 2020, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 4, 2019 (commencement of operations) through September 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the period December 4, 2019 (commencement of operations) through September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

November 30, 2020

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2020 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, April 1, 2020 through September 30, 2020, for the Institutional Class.

Actual Expenses

The actual line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2020	September 30, 2020	April 1, 2020 to September 30, 2020

Actual	$1,000.00	$1,086.52	$18.31
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.45	$17.62

* Expenses are equal to the Fund's annualized expense ratio of 3.51%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

TRUSTEES & OFFICERS

SEPTEMBER 30, 2020 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Fund’s most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	20	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	20	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013	20	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 – present	President - Young Consulting, Inc. (Business Consultants) (2008-Present); President – Tri State LED, Inc. (2010-Present).	20	None

For the year ended September 30, 2020, each Trustee was paid a fee of $500 per meeting.

The Fund's SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free at 1-800-869-1679.

1The “Fund Complex” consists of the Collaborative Investment Series Trust.

2 The address for each Trustee listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

TRUSTEES & OFFICERS (CONTINUED)

SEPTEMBER 30, 2020 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brandon E. Lacoff, Esq.[1] Year of Birth: 1974	Trustee	Since Indefinite/ November 2017 - present	Managing Director of Belpointe Group of Companies since 2004 and Member of Board of Belpointe Asset Management, LLC	20	None
Gregory Skidmore[1] Year of Birth: 1976	Trustee and President	since November 2017	President, Belpointe Asset Management, LLC since 2007.	20	N/A
Brandon Pokersnik Year of Birth: 1978	Secretary and Chief Compliance Officer	since November 2017	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A
Adam Snitkoff Year of Birth: 1965	Treasurer	since November 2017	Tax Attorney (self-employed), since 2012	N/A	N/A

1 Brandon E. Lacoff, Esq. is considered an “Interested” Trustee as defined in the 1940 Act, as amended, because of his ownership interest in the former Adviser.  Gregory Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, as amended, because of his affiliation with the former Adviser.

2 The “Fund Complex” consists of the Collaborative Investment Series Trust.

3 The address for each Trustee and Officer listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2020 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended September 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

This Page Was Left Blank Intentionally

Investment Adviser

Greenwich Ivy Capital LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank NA

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of Global Tactical Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

A copy of the registrant’s Code of Ethics is filed herewith. Copies of the code of ethics would be made available free of charge, by writing or calling the Fund at 1-800-869-1679 or by mail to 8000 Town Centre Drive Suite 400 Broadview Heights, OH  44147.

Item 3. Audit Committee Financial Expert.

(a) The Registrant's board of trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2020

$ 11,000

(b) Audit-Related Fees

Registrant

FY 2020

$ 0

Nature of the fees:

N/A

(c) Tax Fees

Registrant

FY 2020

$ 3,000

Nature of the fees:

Tax filing and preparation.

(d) All Other Fees

Registrant

FY 2020

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f)  Not applicable

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2020

  N/A

  N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits

(a)(1)  EX-99.CODE ETH.  Filed herewith.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  December 3, 2020

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer and Principal Financial Officer of the Trust

Date:  December 3, 2020